Commitments (Tables)	12 Months Ended
Dec. 31, 2023
Lease [Abstract]
Schedule of Lease Commitments	These commitments as at December 31, 2023, are as follows:

	Total $	Less than 1 Year $	1 to 3 Years $	After 3 Years $
Variable lease payments and other	283.0	51.0	82.5	149.5
Leases not commenced but committed	55.7	5.6	12.9	37.2
Software financing not commenced but committed	53.4	17.8	35.6	—
	392.1	74.4	131.0	186.7